FGT1 P- 1

                         SUPPLEMENT DATED MARCH 17, 2006
                              TO THE PROSPECTUS OF
              FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND
                   FIDUCIARY SMALL CAPITALIZATION EQUITY FUND
                    FIDUCIARY EUROPEAN SMALLER COMPANIES FUND
                             DATED DECEMBER 1, 2005

The "Management" section, starting on page 36, is amended as follows:

I. The following is added as paragraph two:

Under separate agreements with Fiduciary, Franklin Templeton Institutional, LLC (FT Institutional), 600 Fifth Avenue, New York, New York 10020, serves as the sub-advisor for the Small Capitalization Equity Fund and the European Smaller Companies Fund. FT Institutional, an indirect subsidiary of Franklin Resources, Inc., provides Fiduciary with investment management advice and assistance on behalf of each Fund. Ms. Schatz and Mr. Piazza, the current portfolio managers for the Small Capitalization Equity Fund, and Ms. Lindsay, the current portfolio manager for the European Smaller Companies Fund, will continue to provide those services as employees of FT Institutional.

II. The following replaces the list of persons responsible for the European Smaller Companies Fund on page 37:

EUROPEAN SMALLER COMPANIES FUND

MARGARET S. LINDSAY, Portfolio Manager of FT Institutional and Executive Vice President of Fiduciary Trust

Ms. Lindsay has been a manager of the Fund since inception. Ms. Lindsay has sole responsibility for the investments of the Fund. Ms. Lindsay has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Ms. Lindsay may perform these functions, and the nature of these functions, may change from time to time. Ms. Lindsay joined Fiduciary Trust in 1991.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.







FGT2 P-1

                         SUPPLEMENT DATED MARCH 17, 2006
                              TO THE PROSPECTUS OF
                              FRANKLIN GLOBAL TRUST
                        FIDUCIARY CORE FIXED INCOME FUND
                      FIDUCIARY CORE PLUS FIXED INCOME FUND
                             DATED DECEMBER 1, 2005

The Prospectus for the Funds is amended as follows:

I. Effective April 17, 2006, the names of the Funds and all references to their names in the prospectus are changed as follows:

o     "Fiduciary Core Fixed Income Fund" is changed to "Franklin
      Templeton Core Fixed Income Fund," and

o "Fiduciary Core Plus Fixed Income Fund" is changed to "Franklin Templeton Core Plus Fixed Income Fund."

II. The "Management" section on page 30 is amended to add the following paragraph as paragraph two:

Under separate agreements with Fiduciary, Franklin Templeton Institutional, LLC (FT Institutional), 600 Fifth Avenue, New York, New York 10020, serves as each Fund's sub- advisor. FT Institutional, an indirect subsidiary of Franklin Resources, Inc., provides Fiduciary with investment management advice and assistance. Messrs. Materasso, Waldner and Keyser, the current portfolio managers for the Funds, will continue to provide those services as employees of FT Institutional.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.








067 P-1

                         SUPPLEMENT DATED MARCH 17, 2006
                              TO THE PROSPECTUS OF
                           FIDUCIARY HIGH INCOME FUND
                              FRANKLIN GLOBAL TRUST
                             DATED DECEMBER 1, 2005

Effective April 17, 2006, the name of the Fund will change to "Franklin Templeton High Income Fund" and all references to the Fund's name in this Prospectus are changed accordingly.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.







681 P-1

                         SUPPLEMENT DATED MARCH 17, 2006
                              TO THE PROSPECTUS OF
              FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
                              FRANKLIN GLOBAL TRUST
                             DATED DECEMBER 1, 2005

The prospectus is amended as follows:

The "Management" section on page 12 is amended by replacing paragraph two with the following:

Under an agreement with Advisers, Franklin Templeton Institutional, LLC (FT Institutional), 600 Fifth Avenue, New York, New York 10020, serves as the Fund's sub- advisor. FT Institutional, an indirect subsidiary of Franklin Resources, Inc., provides Advisers with investment management advice and assistance. Ms. Lindsay and Ms. Kuo, the current portfolio managers for the Fund, will continue to provide those services as employees of FT Institutional.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.